Right-of-use assets	6 Months Ended
Apr. 30, 2022
Disclosure Of Leases [Abstract]
Right-of-use assets	Right-of-use assets

	Premises	Equipment	Total
Cost	$	$	$
At October 31, 2021	28,821,956	133,769	28,955,725
Additions	7,951,830	117,517	8,069,347
Modifications	(196,578)	(25,125)	(221,703)
At April 30, 2022	36,577,208	226,161	36,803,369

Accumulated depreciation
At October 31, 2021	(1,894,179)	(51,786)	(1,945,965)
Depreciation	(2,648,983)	(21,087)	(2,670,070)
Disposals	208,861	—	208,861
At April 30, 2022	(4,334,301)	(72,873)	(4,407,174)

Carrying amounts
At October 31, 2021	26,927,777	81,983	27,009,760
At April 30, 2022	32,242,907	153,288	32,396,195

The weighted average lease term is four years.